Significant subsidiaries (Tables)	12 Months Ended
Oct. 31, 2024
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Summary List of Significant Subsidiaries
The following is a list of significant subsidiaries in which CIBC, either directly or indirectly, owns 100% of the voting shares, except where noted.

$ millions, as at October 31, 2024
Subsidiary name (1)	Address of head or principal office	Book value of shares owned by CIBC	(2)

Canada and U.S.
CIBC Asset Management Inc.	Toronto, Ontario, Canada	$444
CIBC BA Limited	Toronto, Ontario, Canada	–	(3)
CIBC Bancorp USA Inc.	Chicago, Illinois, U.S.	10,595
Canadian Imperial Holdings Inc.	New York, New York, U.S.
CIBC Inc.	New York, New York, U.S.
CIBC World Markets Corp.	New York, New York, U.S.
CIBC Bank USA	Chicago, Illinois, U.S.
CIBC Private Wealth Group, LLC	Atlanta, Georgia, U.S.
CIBC Delaware Trust Company	Wilmington, Delaware, U.S.
CIBC National Trust Company	Atlanta, Georgia, U.S.
CIBC Private Wealth Advisors, Inc.	Chicago, Illinois, U.S.
CIBC Investor Services Inc.	Toronto, Ontario, Canada	25
CIBC Life Insurance Company Limited	Toronto, Ontario, Canada	23
CIBC Mortgages Inc.	Toronto, Ontario, Canada	230
CIBC Securities Inc.	Toronto, Ontario, Canada	72
CIBC Trust Corporation	Toronto, Ontario, Canada	591
CIBC World Markets Inc.	Toronto, Ontario, Canada	306
CIBC Wood Gundy Financial Services Inc.	Toronto, Ontario, Canada
CIBC Wood Gundy Financial Services (Quebec) Inc.	Montreal, Quebec, Canada
INTRIA Items Inc.	Mississauga, Ontario, Canada	100

International
CIBC Australia Ltd	Sydney, New South Wales, Australia	19
CIBC Capital Markets (Europe) S.A.	Luxembourg	1,207
CIBC Cayman Holdings Limited	George Town, Grand Cayman, Cayman Islands	1,742
CIBC Cayman Bank Limited	George Town, Grand Cayman, Cayman Islands
CIBC Cayman Capital Limited	George Town, Grand Cayman, Cayman Islands
CIBC Cayman Reinsurance Limited	George Town, Grand Cayman, Cayman Islands
CIBC Investments (Cayman) Limited	George Town, Grand Cayman, Cayman Islands	2,820
CIBC Caribbean Bank Limited (91.7%) (4)	Warrens, St. Michael, Barbados
CIBC Caribbean Bank and Trust Company (Cayman) Limited (91.7%)	George Town, Grand Cayman, Cayman Islands
CIBC Fund Administration Services (Asia) Limited (91.7%)	Hong Kong, China
CIBC Caribbean Bank (Bahamas) Limited (87.3%)	Nassau, The Bahamas
Sentry Insurance Brokers Ltd. (87.3%)	Nassau, The Bahamas
CIBC Caribbean Bank (Barbados) Limited (91.7%)	Warrens, St. Michael, Barbados
CIBC Caribbean Bank (Cayman) Limited (91.7%)	George Town, Grand Cayman, Cayman Islands
FirstCaribbean International Finance Corporation (Netherlands Antilles) N.V. (91.7%)	Curacao, Netherlands Antilles
FirstCaribbean International Bank (Curacao) N.V. (91.7%)	Curacao, Netherlands Antilles
CIBC Caribbean Bank (Jamaica) Limited (91.7%)	Kingston, Jamaica
CIBC Caribbean Bank (Trinidad and Tobago) Limited (91.7%)	Maraval, Port of Spain, Trinidad & Tobago
CIBC Caribbean Trust Company (Bahamas) Limited (91.7%)	Nassau, The Bahamas
CIBC Caribbean Wealth Management Bank (Barbados) Limited (91.7%)	Warrens, St. Michael, Barbados
CIBC World Markets (Japan) Inc.	Tokyo, Japan	48

(1)
Each subsidiary is incorporated or organized under the laws of the state or country in which the principal office is situated, except for Canadian Imperial Holdings Inc., CIBC Inc., CIBC World Markets Corp., CIBC Private Wealth Group, LLC, CIBC Private Wealth Advisors, Inc., and CIBC Bancorp USA Inc., which were incorporated or organized under the laws of the State of Delaware, U.S.; CIBC National Trust Company, which was organized under the laws of the U.S.; and CIBC World Markets (Japan) Inc., which was incorporated in Barbados.

(2)	The book value of shares of subsidiaries is shown at cost and may include non-voting common and preferred shares. These amounts are eliminated upon consolidation.
(3)	The book value of shares owned by CIBC is less than $1 million.
(4)
In 2024, FirstCaribbean International Bank Limited and its subsidiaries were rebranded under the CIBC Caribbean name. FirstCaribbean International Bank Limited, FirstCaribbean International Bank and Trust Company (Cayman) Limited, FirstCaribbean International Bank (Bahamas) Limited, FirstCaribbean International Bank (Barbados) Limited, FirstCaribbean International Bank (Cayman) Limited, FirstCaribbean International Bank (Jamaica) Limited, FirstCaribbean International Bank (Trinidad & Tobago) Limited, FirstCaribbean International Trust Company (Bahamas) Limited, and FirstCaribbean International Wealth Management Bank (Barbados) Limited were renamed to CIBC Caribbean Bank Limited, CIBC Caribbean Bank and Trust Company (Cayman) Limited, CIBC Caribbean Bank (Bahamas) Limited, CIBC Caribbean Bank (Barbados) Limited, CIBC Caribbean Bank (Cayman) Limited, CIBC Caribbean Bank (Jamaica) Limited, CIBC Caribbean Bank (Trinidad and Tobago) Limited, CIBC Caribbean Trust Company (Bahamas) Limited, and CIBC Caribbean Wealth Management Bank (Barbados) Limited, respectively.